Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	¥ 9,110	¥ 60,443
Intangible assets	66,212	492,300
Right-of-use assets	7,149	3,060
Goodwill	764	237,225
Prepayments, other receivables and other assets	110,236	95,217
Deferred tax assets		7,736
Equity investment at fair value through profit or loss		1,000
Total non-current assets	193,471	896,981
CURRENT ASSETS
Inventories, net	778	7,307
Trade receivables, net	9,279	111,104
Prepayments, other receivables and other assets, net	35,311	34,101
Net investments in subleases		355
Due from related parties, net	2,377	306
Due from shareholders, net	99	100
Cash and cash equivalents	5,425	59,045
Total current assets	53,269	212,318
Total assets	246,740	1,109,299
EQUITY
Issued capital	198	194
Reserves	58,262	936,444
Equity attributable to equity holders of the parent	58,460	936,638
Non-controlling interests	2,328	5,021
Total equity	60,788	941,659
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings		6,046
Contract liabilities	415	366
Deferred tax liabilities		1,417
Lease liabilities	4,650	793
Total non-current liabilities	5,065	8,622
CURRENT LIABILITIES
Trade payables	35,012	30,514
Other payables and accruals	50,163	58,178
Contract liabilities	20,688	23,506
Due to a shareholder	325	325
Due to a related party	488
Interest-bearing loans and borrowings	69,045	41,493
Lease liabilities	4,123	2,486
Income tax payable	1,043	2,516
Total current liabilities	180,887	159,018
Total liabilities	185,952	167,640
Total equity and liabilities	¥ 246,740	¥ 1,109,299